COMPENSATION EXPENSE - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from equity-settled share-based payment transactions, accelerated vesting	$ 4,470,000
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense	12,519,000	$ 20,307,000
Expense from cash-settled share-based payment transactions, current year entitlements	12,383,000
Equity-based	$ 16,183,000	6,894,000
AIP | Bottom of range
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	0.50
AIP | Top of range
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	1.50
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense	$ 6,969,000	16,635,000
Equity-based	$ 0	380,000
Short-term Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	1 year
Long Term Share Based Payment Awards
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	3 years
Long Term Share Based Payment Awards | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from equity-settled share-based payment transactions, current year entitlements	$ 5,421,000	3,234,000
Expense from equity-settled share-based payment transactions, amortization of awards granted in prior years	$ 10,762,000	3,660,000
Deferred Share Units (DSUs) | LTIP | Bottom of range
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	3 years
Deferred Share Units (DSUs) | LTIP | Top of range
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	5 years
Employee Stock Option
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based	$ 2,239,000	$ 275,000